Common Stock (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Surrozen Inc [Member]
Schedule of common stock capital shares reserved for future issuance
The Company had reserved the following shares of common stock for future issuance as follows:

June 30, 2021
Redeemable convertible preferred stock, as converted
Issued	95,289,932
Unissued	6
Options outstanding	8,429,189
Shares available for future stock option grants	443,500

Total	104,162,627

The Company had reserved the following shares of common stock for future issuance as follows:

December 31, 2020
Redeemable convertible preferred stock, as converted
Issued	95,289,932
Unissued	6
Options issued and outstanding	6,093,611
Shares available for future stock option grants	1,499,359

Total	102,882,908